Pension Plan (Tables)	12 Months Ended
Dec. 31, 2012
Change in Benefits Obligation and Plan Assets and Reconciliation of Funded Status

The changes in benefits obligation and plan assets and the reconciliation of funded status are as follows:

	December 31
	2011	2012
	US$	US$
Change in benefit obligation
Projected benefit obligation at beginning of year	1,055	1,458
Service cost	399	608
Interest cost	40	77
Actuarial loss	52	(187)
Benefits paid	(88)	(59)

Projected benefit obligation at end of year	1,458	1,897

Change in plan assets
Fair value of plan assets at beginning of year	981	1,376
Actual return on plan assets	29	43
Employer contributions	436	546
Benefits paid	(70)	(40)

Fair value of plan assets at end of year	1,376	1,925

Reconciliation of funded status
Funded status	(82)	28

Amounts recognized as an other asset	768	1,179

Amounts recognized as other long-term liabilities	(850)	(1,151)

Net gain	(80)	257
Transition obligation	1	1

Total recognized in accumulated other comprehensive income	(79)	258

Accumulated benefit obligation	812	1,332

Components of Net Periodic Benefit Cost

The components of net periodic benefit cost are as follows:

	Year Ended December 31
	2010	2011	2012
	US$	US$	US$
Service cost	370	399	608
Interest cost	15	40	77
Projected return on plan assets	(13)	(30)	(43)
Amortization of unrecognized net transition obligation and unrecognized net actuarial gain	—	1	—

Net periodic benefit cost	372	410	642

Other Changes in Plan Assets And Benefit Obligation Recognized In Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligation recognized in other comprehensive income (loss):

	2011	2012
	US$	US$
Recognize the decrease (increase) in net gain	(77)	336
Amortization of net gain	1	1
Amortization of net transition obligation	—	—

Total recognized in accumulated other comprehensive (income) loss	(76)	337

Expected Benefit Payments	Expected benefit payments:

US$
2013	145
2014	160
2015	238
2016	175
2017	227
2018 and thereafter	1,610

Actuarial Assumptions to Determine Benefit Obligations

The actuarial assumptions to determine the benefit obligations were as follows:

	2010		2011		2012
	Taiwan	Korea	Taiwan	Korea	Taiwan	Korea
Weighted-average assumptions used to determine benefit obligations:
Discount rate	1.75%	6.20%	1.75%	5.40%	1.63%	4.00%
Rate of compensation increase	4.00%	7.00%	4.25%	7.00%	4.25%	3.00%
Weighted-average assumptions used to determine net projected benefit cost:
Discount rate	1.75%	6.20%	1.75%	5.40%	1.63%	4.00%
Expected long-term return on plan assets	2.00%	5.50%	2.00%	4.30%	1.88%	3.10%
Rate of compensation increase	4.00%	7.00%	4.25%	7.00%	4.25%	3.00%

Fair Values Of FCI's Pension Plan Assets

The fair values of FCI’s pension plan assets at December 31, 2011 and 2012 are as follows:

	December 31
	2011	2012
	US$	US$
Guaranteed interest contract
Kyobo Life Insurance Co. Ltd.	330	504
Fixed deposit
Industrial Bank of Korea	261	537

	591	1,041